Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Registrant CIK	dei_EntityCentralIndexKey	0000356682
Amendment Flag	dei_AmendmentFlag	false
Prospectus #1 | Calvert Growth Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 45 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2023
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 45 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” that seeks to achieve its investment objective by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 80%-100% of its net assets in funds that invest primarily in equity securities and up to 20% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of net assets in cash and short-term money market instruments. The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash.  The Fund may also lend its securities.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria including environmental, social and governance (“ESG”) factors.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund is a “fund-of-funds” that seeks to achieve its investment objective by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 80%-100% of its net assets in funds that invest primarily in equity securities and up to 20% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of net assets in cash and short-term money market instruments. The Fund invests in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy will incorporate both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Fund-of-Funds Structure. The Fund invests in other Calvert funds (“underlying funds”) in a fund-of-funds structure.  The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives.  The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds.  The risks discussed below are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk.  The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the

Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth and Value Risk. Because the Fund may invest in stocks of large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.  Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based market securities index and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based market securities index and a blended benchmark.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2021, the highest quarterly total return for Class A was 19.52% for the quarter ended June 30, 2020 and the lowest quarterly return was -20.47% for the quarter ended March 31, 2020.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.  (Source for the MSCI All-Country World Ex US Investable Market Index: MSCI). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2021
Prospectus #1 | Calvert Growth Allocation Fund | Russell 3000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	25.66%
Five Years	rr_AverageAnnualReturnYear05	17.96%
Ten Years	rr_AverageAnnualReturnYear10	16.29%
Prospectus #1 | Calvert Growth Allocation Fund | Growth Allocation Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[1]
One Year	rr_AverageAnnualReturnYear01	17.50%	[1]
Five Years	rr_AverageAnnualReturnYear05	14.15%	[1]
Ten Years	rr_AverageAnnualReturnYear10	12.38%	[1]
Prospectus #1 | Calvert Growth Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.19%	[2]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	$ 564
3 Years	rr_ExpenseExampleYear03	756
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	1,563
1 Year	rr_ExpenseExampleNoRedemptionYear01	564
3 Years	rr_ExpenseExampleNoRedemptionYear03	756
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,563
2012	rr_AnnualReturn2012	15.25%
2013	rr_AnnualReturn2013	27.20%
2014	rr_AnnualReturn2014	5.83%
2015	rr_AnnualReturn2015	(0.19%)
2016	rr_AnnualReturn2016	7.56%
2017	rr_AnnualReturn2017	20.25%
2018	rr_AnnualReturn2018	(7.74%)
2019	rr_AnnualReturn2019	27.33%
2020	rr_AnnualReturn2020	18.54%
2021	rr_AnnualReturn2021	16.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.47%)
One Year	rr_AverageAnnualReturnYear01	10.86%
Five Years	rr_AverageAnnualReturnYear05	13.17%
Ten Years	rr_AverageAnnualReturnYear10	11.94%
Prospectus #1 | Calvert Growth Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	9.85%
Five Years	rr_AverageAnnualReturnYear05	12.04%
Ten Years	rr_AverageAnnualReturnYear10	10.62%
Prospectus #1 | Calvert Growth Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	6.93%
Five Years	rr_AverageAnnualReturnYear05	10.60%
Ten Years	rr_AverageAnnualReturnYear10	9.70%
Prospectus #1 | Calvert Growth Allocation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.19%	[2]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.67%
1 Year	rr_ExpenseExampleYear01	$ 270
3 Years	rr_ExpenseExampleYear03	529
5 Years	rr_ExpenseExampleYear05	912
10 Years	rr_ExpenseExampleYear10	1,787
1 Year	rr_ExpenseExampleNoRedemptionYear01	170
3 Years	rr_ExpenseExampleNoRedemptionYear03	529
5 Years	rr_ExpenseExampleNoRedemptionYear05	912
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,787
One Year	rr_AverageAnnualReturnYear01	14.50%
Five Years	rr_AverageAnnualReturnYear05	13.43%
Ten Years	rr_AverageAnnualReturnYear10	11.46%
Prospectus #1 | Calvert Growth Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.19%	[2]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	217
5 Years	rr_ExpenseExampleYear05	378
10 Years	rr_ExpenseExampleYear10	846
1 Year	rr_ExpenseExampleNoRedemptionYear01	68
3 Years	rr_ExpenseExampleNoRedemptionYear03	217
5 Years	rr_ExpenseExampleNoRedemptionYear05	378
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 846
One Year	rr_AverageAnnualReturnYear01	16.68%
Five Years	rr_AverageAnnualReturnYear05	14.61%
Ten Years	rr_AverageAnnualReturnYear10	12.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2016
Prospectus #1 | Calvert Growth Allocation Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.15%	[2]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.49%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Reimbursement(3)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	0.63%
1 Year	rr_ExpenseExampleYear01	$ 64
3 Years	rr_ExpenseExampleYear03	204
5 Years	rr_ExpenseExampleYear05	356
10 Years	rr_ExpenseExampleYear10	797
1 Year	rr_ExpenseExampleNoRedemptionYear01	64
3 Years	rr_ExpenseExampleNoRedemptionYear03	204
5 Years	rr_ExpenseExampleNoRedemptionYear05	356
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 797
One Year	rr_AverageAnnualReturnYear01	16.68%
Five Years	rr_AverageAnnualReturnYear05	14.61%
Ten Years	rr_AverageAnnualReturnYear10	12.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2022
Prospectus #1 | Calvert Conservative Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek current income and capital appreciation, consistent with the preservation of capital.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 45 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 45 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in income securities and 20% to 50% of its net assets in funds that invest primarily in equity securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria including environmental, social and governance (“ESG”) factors.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in income securities and 20% to 50% of its net assets in funds that invest primarily in equity securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Fund-of-Funds Structure. The Fund invests in other Calvert funds (“underlying funds”) in a fund-of-funds structure.  The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives.  The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds.  The risks discussed below are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk.  The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.  Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Absolute Return Strategy.  The Fund may invest in underlying funds that employ an “absolute return” investment approach. A fund that employs an absolute return strategy typically benchmarks itself to an index of cash instruments and seeks to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, such funds should not be expected to benefit from general equity market returns.  Different from fixed income funds, such funds may not generate current income and should not be expected to experience price appreciation as interest rates decline.  Although an underlying fund’s investment adviser seeks to maximize absolute return, an underlying fund may not generate positive returns.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Borrowing Risk. The Fund may invest in underlying funds that borrow for investment purposes.  Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Large-Cap Growth and Value Risk. Because the Fund may invest in stocks of large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.  Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2021, the highest quarterly total return for Class A was 10.37% for the quarter ended June 30, 2020 and the lowest quarterly return was -8.82% for the quarter ended March 31, 2020.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.  (Source for the MSCI All-Country World Ex US Investable Market Index: MSCI). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.   After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2021
Prospectus #1 | Calvert Conservative Allocation Fund | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	(1.54%)
Five Years	rr_AverageAnnualReturnYear05	3.57%
Ten Years	rr_AverageAnnualReturnYear10	2.90%
Prospectus #1 | Calvert Conservative Allocation Fund | Conservative Allocation Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[5]
One Year	rr_AverageAnnualReturnYear01	5.85%	[5]
Five Years	rr_AverageAnnualReturnYear05	7.95%	[5]
Ten Years	rr_AverageAnnualReturnYear10	6.82%	[5]
Prospectus #1 | Calvert Conservative Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.15%	[6]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 559
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	1,485
1 Year	rr_ExpenseExampleNoRedemptionYear01	559
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,485
2012	rr_AnnualReturn2012	10.61%
2013	rr_AnnualReturn2013	9.21%
2014	rr_AnnualReturn2014	6.18%
2015	rr_AnnualReturn2015	0.20%
2016	rr_AnnualReturn2016	5.05%
2017	rr_AnnualReturn2017	9.65%
2018	rr_AnnualReturn2018	(2.96%)
2019	rr_AnnualReturn2019	15.61%
2020	rr_AnnualReturn2020	12.18%
2021	rr_AnnualReturn2021	6.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.82%)
One Year	rr_AverageAnnualReturnYear01	1.56%
Five Years	rr_AverageAnnualReturnYear05	6.97%
Ten Years	rr_AverageAnnualReturnYear10	6.58%
Prospectus #1 | Calvert Conservative Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	0.39%
Five Years	rr_AverageAnnualReturnYear05	5.67%
Ten Years	rr_AverageAnnualReturnYear10	5.21%
Prospectus #1 | Calvert Conservative Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	1.48%
Five Years	rr_AverageAnnualReturnYear05	5.18%
Ten Years	rr_AverageAnnualReturnYear10	4.87%
Prospectus #1 | Calvert Conservative Allocation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.15%	[6]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	$ 264
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,710
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,710
One Year	rr_AverageAnnualReturnYear01	4.83%
Five Years	rr_AverageAnnualReturnYear05	7.22%
Ten Years	rr_AverageAnnualReturnYear10	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2016
Prospectus #1 | Calvert Conservative Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.15%	[6]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
One Year	rr_AverageAnnualReturnYear01	6.86%
Five Years	rr_AverageAnnualReturnYear05	8.33%
Ten Years	rr_AverageAnnualReturnYear10	7.28%
Prospectus #1 | Calvert Conservative Allocation Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.11%	[6]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.46%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	714
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	318
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 714
One Year	rr_AverageAnnualReturnYear01	6.86%
Five Years	rr_AverageAnnualReturnYear05	8.33%
Ten Years	rr_AverageAnnualReturnYear10	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2022
Prospectus #1 | Calvert Moderate Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	Investment Objectives
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek long-term capital appreciation and growth of income, with current income a secondary objective.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 45 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial professional and under “Sales Charges” on page 45 of this Prospectus and page 16 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in equity securities and 20% to 50% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

Incidental to its main investment strategy, the Fund may also invest in (1) derivative instruments, including, but not limited to, futures, options and swaps; (2) exchange-traded funds (“ETFs”); and (3) U.S. Treasury securities, including Treasury-Inflation Protected Securities. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations (including to gain or limit exposure to certain asset classes and/or sectors, and/or to manage duration) and to assist in managing cash. The Fund may also lend its securities.

The above asset allocation percentages are allocation targets. The Adviser has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Adviser monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Adviser also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Responsible Investing.  In accordance with its asset allocation strategy, the Fund will invest in Calvert income and equity funds that consider responsible investment criteria including environmental, social and governance (“ESG”) factors.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund is a “fund-of-funds” that seeks to achieve its investment objectives by primarily allocating its assets among underlying Calvert income and equity funds meeting its investment criteria, including the responsible investing criteria described below. The Fund typically invests 50%-80% of its net assets in funds that invest primarily in equity securities and 20% to 50% of its net assets in funds that invest primarily in income securities. The Fund may also invest 0% to 10% of its net assets in cash and short-term money market instruments. The Fund will invest in accordance with a target asset allocation determined by the Adviser. The Fund’s asset allocation strategy incorporates both historical and forward-looking risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.
Risk	rr_RiskHeading	Principal Risks
Risk Narrative	rr_RiskNarrativeTextBlock

Fund-of-Funds Structure. The Fund invests in other Calvert funds (“underlying funds”) in a fund-of-funds structure.  The Fund’s asset allocation strategy and its selection of particular underlying funds may cause the Fund to underperform funds with similar investment objectives.  The Fund’s performance is dependent upon the performance of the underlying funds and the Fund is subject to all of the risks of the underlying funds.  The risks discussed below are the principal risks applicable to the Fund either directly or through its investment in the underlying funds and accordingly, references to the Fund below may be to the Fund or one or more underlying funds.

Market Risk.  The value of investments held by the Fund may increase or decrease in response to economic, political, financial, public health crises (such as epidemics or pandemics) or other disruptive events (whether real, expected or perceived) in the U.S. and global markets. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions.  Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility.  No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.  Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks.  If the stock market declines in value, the value of the Fund’s equity securities will also likely decline.  Although prices can rebound, there is no assurance that values will return to previous levels.

Large-Cap Growth and Value Risk. Because the Fund may invest in stocks of large-cap growth and/or value companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Duration measures the time-weighted expected cash flows of a fixed-income security, while maturity refers to the amount of time until a fixed-income security matures.  Generally, securities with longer durations or maturities are more sensitive to changes in interest rates than securities with shorter durations or maturities, causing them to be more volatile.  Conversely, fixed-income securities with shorter durations or maturities will be less volatile but may provide lower returns than fixed-income securities with longer durations or maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.  Certain instruments held by the Fund pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Credit Risk. Investments in fixed income and other debt obligations, including loans, (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates.  In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables.  Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities.  Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate.  The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity.  Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets.  Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury.  U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Lower Rated Investments Risk.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Absolute Return Strategy.  The Fund may invest in underlying funds that employ an “absolute return” investment approach. A fund that employs an absolute return strategy typically benchmarks itself to an index of cash instruments and seeks to achieve returns that are largely independent of broad movements in stocks and bonds. Unlike equity funds, such funds should not be expected to benefit from general equity market returns.  Different from fixed income funds, such funds may not generate current income and should not be expected to experience price appreciation as interest rates decline.  Although an underlying fund’s investment adviser seeks to maximize absolute return, an underlying fund may not generate positive returns.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders.  The types of covenants included in loan agreements generally vary depending on market conditions, the creditworthiness of the issuer, the nature of the collateral securing the loan and possibly other factors.  Loans with fewer covenants that restrict activities of the borrower may provide the borrower with more flexibility to take actions that may be detrimental to the loan holders and provide fewer investor protections in the event of such actions or if covenants are breached.  The Fund may experience relatively greater realized or unrealized losses or delays and expense in enforcing its rights with respect to loans with fewer restrictive covenants.  Loans to entities located outside of the U.S. (including loans to sovereign entities) may have substantially different lender protections and covenants as compared to loans to U.S. entities and may involve greater risks.  The Fund may have difficulties and incur expense enforcing its rights with respect to non-U.S. loans and such loans could be subject to bankruptcy laws that are materially different than in the U.S.  Sovereign entities may be unable or unwilling to meet their obligations under a loan due to budgetary limitations or economic or political changes within the country.  Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws.  Loans are also subject to risks associated with other types of income investments, including credit risk and risks of lower rated investments.

Borrowing Risk. The Fund may invest in underlying funds that borrow for investment purposes.  Borrowing cash to increase investments (sometimes referred to as “leverage”) may exaggerate the effect on the Fund’s net asset value of any increase or decrease in the value of the security purchased with the borrowing. There can be no assurance that the use of borrowings will be successful. In connection with its borrowings, the Fund will be required to maintain specified asset coverage with respect to such borrowings by applicable federal securities laws and the terms of its credit facility with the lender. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the required asset coverage to be less than the prescribed amount. Borrowings involve additional expense to the Fund.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject.  Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States and, as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country.  Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Emerging Markets Investment Risk.  Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors.  Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk.  Exchange rates for currencies fluctuate daily.  The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar.  Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Smaller and Mid-Sized Company Risk.  The stocks of smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies.  Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Money Market Instrument Risk. Money market instruments may be adversely affected by market and economic events, such as a sharp rise in prevailing short-term interest rates; adverse developments in the banking industry, which issues or guarantees many money market instruments; adverse economic, political or other developments affecting issuers of money market instruments; changes in the credit quality of issuers; and default by a counterparty.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument.  Leverage can increase both the risk and return potential of the Fund.  Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives.  A derivative investment also involves the risks relating to the reference instrument underlying the investment.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.  Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

Liquidity Risk.  The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices.  Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Securities Lending Risk. Securities lending involves a possible delay in recovery of the loaned securities or a possible loss of rights in the collateral if the borrower fails financially.  The Fund could also lose money if the value of the collateral decreases.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance or the investment adviser's assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, the investment adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on the investment adviser's skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading.  Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value.  Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s).  In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund.  The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as public health crises, cyber or hacking attacks) that may affect the service providers or the services that they provide to the Fund.  An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money	rr_RiskLoseMoney	The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objectives. It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

CRM became the investment adviser to the Fund on December 31, 2016.  Performance reflected prior to such date is that of the Fund’s former investment adviser.  The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended benchmark.
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return
Bar Chart Closing	rr_BarChartClosingTextBlock

For the ten years ended December 31, 2021, the highest quarterly total return for Class A was 14.52% for the quarter ended June 30, 2020 and the lowest quarterly return was -14.49% for the quarter ended March 30, 2020.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Class I performance shown above for the period prior to May 20, 2016 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of. Actual Class I share performance would have been higher than Class A share performance because Class I has lower class-specific expenses than Class A. The Class R6 performance shown above for the period prior to February 1, 2022 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  Investors cannot invest directly in an Index.  (Source for the MSCI All-Country World Ex US Investable Market Index: MSCI). MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not approved this data and has no liability hereunder.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2021
Prospectus #1 | Calvert Moderate Allocation Fund | Russell 3000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
One Year	rr_AverageAnnualReturnYear01	25.66%
Five Years	rr_AverageAnnualReturnYear05	17.96%
Ten Years	rr_AverageAnnualReturnYear10	16.29%
Prospectus #1 | Calvert Moderate Allocation Fund | Moderate Allocation Blended Benchmark
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)	[8]
One Year	rr_AverageAnnualReturnYear01	12.25%	[8]
Five Years	rr_AverageAnnualReturnYear05	11.46%	[8]
Ten Years	rr_AverageAnnualReturnYear10	9.97%	[8]
Prospectus #1 | Calvert Moderate Allocation Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.14%	[9]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	$ 559
3 Years	rr_ExpenseExampleYear03	736
5 Years	rr_ExpenseExampleYear05	929
10 Years	rr_ExpenseExampleYear10	1,485
1 Year	rr_ExpenseExampleNoRedemptionYear01	559
3 Years	rr_ExpenseExampleNoRedemptionYear03	736
5 Years	rr_ExpenseExampleNoRedemptionYear05	929
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,485
2012	rr_AnnualReturn2012	13.04%
2013	rr_AnnualReturn2013	18.37%
2014	rr_AnnualReturn2014	6.01%
2015	rr_AnnualReturn2015	(0.35%)
2016	rr_AnnualReturn2016	6.73%
2017	rr_AnnualReturn2017	15.07%
2018	rr_AnnualReturn2018	(5.13%)
2019	rr_AnnualReturn2019	21.19%
2020	rr_AnnualReturn2020	15.17%
2021	rr_AnnualReturn2021	11.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.49%)
One Year	rr_AverageAnnualReturnYear01	6.07%
Five Years	rr_AverageAnnualReturnYear05	10.07%
Ten Years	rr_AverageAnnualReturnYear10	9.31%
Prospectus #1 | Calvert Moderate Allocation Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	4.78%
Five Years	rr_AverageAnnualReturnYear05	8.77%
Ten Years	rr_AverageAnnualReturnYear10	7.93%
Prospectus #1 | Calvert Moderate Allocation Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
One Year	rr_AverageAnnualReturnYear01	4.39%
Five Years	rr_AverageAnnualReturnYear05	7.88%
Ten Years	rr_AverageAnnualReturnYear10	7.33%
Prospectus #1 | Calvert Moderate Allocation Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses(1)	rr_OtherExpensesOverAssets	0.14%	[9]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
1 Year	rr_ExpenseExampleYear01	$ 264
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	1,710
1 Year	rr_ExpenseExampleNoRedemptionYear01	164
3 Years	rr_ExpenseExampleNoRedemptionYear03	508
5 Years	rr_ExpenseExampleNoRedemptionYear05	876
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,710
One Year	rr_AverageAnnualReturnYear01	9.54%
Five Years	rr_AverageAnnualReturnYear05	10.32%
Ten Years	rr_AverageAnnualReturnYear10	9.03%
Prospectus #1 | Calvert Moderate Allocation Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.14%	[9]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
1 Year	rr_ExpenseExampleYear01	$ 62
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	340
10 Years	rr_ExpenseExampleYear10	762
1 Year	rr_ExpenseExampleNoRedemptionYear01	62
3 Years	rr_ExpenseExampleNoRedemptionYear03	195
5 Years	rr_ExpenseExampleNoRedemptionYear05	340
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
One Year	rr_AverageAnnualReturnYear01	11.69%
Five Years	rr_AverageAnnualReturnYear05	11.48%
Ten Years	rr_AverageAnnualReturnYear10	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2016
Prospectus #1 | Calvert Moderate Allocation Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses(1)	rr_OtherExpensesOverAssets	0.10%	[9]
Acquired Fund Fees and Expenses (2)	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	714
1 Year	rr_ExpenseExampleNoRedemptionYear01	58
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	318
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 714
One Year	rr_AverageAnnualReturnYear01	11.69%
Five Years	rr_AverageAnnualReturnYear05	11.48%
Ten Years	rr_AverageAnnualReturnYear10	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 01, 2022

[1]	The Growth Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 60% Russell 3000® Index, 30% MSCI All-Country World Ex US Investable Market Index and 10% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[2]	Estimated for Class R6 shares.
[3]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.01% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.
[4]	Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that total annual fund operating expenses exceed 0.43% for Class A shares, 1.18% for Class C shares, 0.18% for Class I shares and 0.14% for Class R6 shares. This expense reimbursement will continue through January 31, 2023. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[5]	The Conservative Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 25% Russell 3000® Index, 10% MSCI All-Country World Ex US Investable Market Index, and 65% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[6]	Estimated for Class R6 shares.
[7]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.02% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.
[8]	The Moderate Allocation Blended Benchmark is an internally constructed benchmark comprised of a blend of 45% Russell 3000® Index, 20% MSCI All-Country World Ex US Investable Market Index and 35% Bloomberg U.S. Aggregate Bond Index, rebalanced monthly.
[9]	Estimated for Class R6 shares.
[10]	Acquired Fund Fees and Expenses include estimated borrowing costs of 0.02% based on the outstanding borrowings and related costs of certain acquired funds at their most recent fiscal year end.